Investment Objectives and Goals - Iman Fund Series	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Iman Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks growth of capital while adhering to Islamic principles.